Aggregate Changes in the Balance of Gross Unrecognized Tax Benefits, which Excludes Interest and Penalties (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2014	Sep. 28, 2013	Sep. 29, 2012
Income Taxes [Line Items]
Beginning Balance	$ 2,714	$ 2,062	$ 1,375
Increases related to tax positions taken during a prior year	1,295	745	340
Decreases related to tax positions taken during a prior year	(280)	(118)	(107)
Increases related to tax positions taken during the current year	882	626	467
Decreases related to settlements with taxing authorities	(574)	(592)	(3)
Decreases related to expiration of statute of limitations	(4)	(9)	(10)
Ending Balance	$ 4,033	$ 2,714	$ 2,062